Share-based Compensation - Schedule of Share-Based Compensation Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	$ 1,052	$ 820	$ 1,070
Less: income tax effect	168	144	210
Net share-based compensation cost	884	676	860
Cost of sales
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	29	26	41
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	762	576	728
Selling, general and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	$ 261	$ 218	$ 301